Non-Controlling Interests (Tables)	12 Months Ended
Aug. 31, 2023
Non controlling Interest [Abstract]
Schedule of Changes in Non-Controlling Interests	The following table summarizes the changes in non-controlling interests from August 31, 2020 through August 31, 2023.
	Can-achieve	Xinqiao Group	Chengdu Yinzhe	Wuhan Sannew	Hangzhou Impression	Linstitute	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at August 31, 2020	121,870	34,039	74,435	72,994	27,138	28,573	27,402	386,451
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	1,370	1,370
Income/(loss) attributable to non-controlling interests	277	(34,039)	77	(72,994)	(916)	8,730	(14,133)	(112,998)
Foreign currency translation	66	—	—	—	—	—	(175)	(109)
Acquisition of a subsidiary (Note 4)	—	—	—	—	—	—	18,012	18,012
Acquisition of additional interest in a subsidiary of non-controlling interests*	—	—	(14,980)	—	—	—	—	(14,980)
Distribution of dividends to non-controlling interest shareholders	(14,330)	—	—	—	(1,053)	(2,314)	—	(17,697)
Balance at August 31, 2021	107,883	—	59,532	—	25,169	34,989	32,476	260,049
Capital injection from non-controlling interest shareholders	—	—	—	—	—	—	6,160	6,160
(Loss)/income attributable to non-controlling interests	(351)	—	2,694	—	183	7,099	(3,822)	5,803
Foreign currency translation	83	—	—	—	—	—	—	83
Acquisition of additional interest in a subsidiary of non-controlling interests*	—	—	(12,183)	—	—	—	(6,798)	(18,981)
Distribution of dividends to non-controlling interest shareholders	—	—	(12,522)	—	(1,451)	(8,802)	(4,698)	(27,473)
Balance at August 31, 2022	107,615	—	37,521	—	23,901	33,286	23,318	225,641
Capital injection from non-controlling interest shareholders	5	—	—	—	—	—	760	765
Income/(loss) attributable to non-controlling interests	915	—	2,213	—	384	10,104	(5,305)	8,311
Foreign currency translation	(54)	—	—	—	—	—	—	(54)
Disposal of a subsidiary to an entity under common control	—	—	—	—	—	—	2,181	2,181
Acquisition of additional interest in a subsidiary of non-controlling interests*	—	—	(12,895)	—	—	(6,991)	—	(19,886)
Distribution of dividends to non-controlling interest shareholders	(26,177)	—	(9,721)	—	(1,926)	(15,475)	(5,005)	(58,304)
Exemption for future capital injection	—	—	—	—	—	—	(3,607)	(3,607)
Balance at August 31, 2023	82,304	—	17,118	—	22,359	20,924	12,342	155,047

During the year ended August 31, 2021, the Company acquired additional 5% of equity interests in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 16,670. The net carrying amount of the acquired non-controlling interests was RMB 14,980 and the difference of RMB 1,690 was charged to additional paid in capital of the Company accordingly. During the year ended August 31, 2022, the Company further acquired additional 5% of equity interests in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 12,708. The net carrying amount of the acquired non-controlling interests was RMB 12,183 and the difference of RMB 525 was charged to additional paid in capital of the Company accordingly. During the year ended August 31, 2023, the Company further acquired additional 5% of equity interest in Chengdu Yinzhe from a non-controlling interest shareholder with total cash consideration of RMB 12,741. The net carrying amount of the acquired non-controlling interests was RMB 12,895 and the difference of RMB (154) was charged to additional paid in capital of the Company accordingly. As of August 31, 2023, the equity interest of the Company in Chengdu Yinzhe is 90%.